BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Purchase Price
The table below summarizes the purchase price:

Angie's List
(In thousands)
Class A common stock	$763,684
Cash consideration for holders who elected to receive $8.50 in cash per share of Angie's List common stock	1,913
Fair value of vested and pro rata portion of unvested stock options attributable to pre-combination services	11,749
Fair value of the pro rata portion of unvested restricted stock units attributable to pre-combination services	4,038
Total purchase price	$781,384

Schedule of Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed
The table below summarizes the fair values of the assets acquired and liabilities assumed at the date of Combination:

Angie's List
(In thousands)
Cash and cash equivalents	$44,270
Other current assets	11,280
Property and equipment	16,341
Goodwill	543,674
Intangible assets	317,300
Total assets	932,865
Deferred revenue	(32,595)
Other current liabilities	(46,150)
Long-term debt—related party	(61,498)
Deferred income taxes	(9,833)
Other long-term liabilities	(1,405)
Net assets acquired	$781,384

Schedule of Preliminary Estimated Fair Value of Intangible Assets Acquired
The fair values of the identifiable intangible assets acquired at the date of Combination are as follows:

	Angie's List
	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade name and trademarks	$137,000	Indefinite
Service professionals	90,500	3
Developed technology	63,900	6
Memberships	15,900	3
User base	10,000	1
Total identifiable intangible assets acquired	$317,300

Schedule of Pro Forma Financial Information

Year Ended December 31, 2017
(In thousands)
Revenue	$2,174,968
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	$96,578